The Shelter Fund
The Shelter Fund
Investment Objective:
The Fund's primary investment objective is limiting the impact of large equity market declines.
The Fund's secondary investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Shelter Fund The Shelter Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.29%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.10%
Total Annual Fund Operating Expenses		1.39%
Fee waiver and Expense Reimbursements	[2]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 2013, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	The Shelter Fund The Shelter Fund Class N
1	127
3	426
5	747
10	1,656

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). ~~A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 311 % of the average value of the portfolio.~~

Principal Investment Strategies of the Fund:

The Fund invests primarily in U.S. government zero coupon bonds, exchange traded funds (“ETFs”), open-end mutual funds and closed-end funds that each invest primarily in equity securities (common stock and securities convertible into common stock). This group of ETFs and funds is referred to as "Underlying Funds."  Equity securities, whether purchased directly or indirectly through Underlying Funds, are not restricted by issuer capitalization or country. The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objectives by using a variety of strategies. CLS will seek to "shelter" the Fund's portfolio from large equity market declines by investing a portion of the Fund's assets for protection in U.S. Government zero coupon bonds. CLS will use the following principal investment strategies:

•

Using a dynamic allocation model to determine what portion of the Fund’s portfolio should be invested for growth of capital and what portion of the Fund’s portfolio should be sheltered by investing for protection.

•

Investing the protection portion of the Fund’s portfolio in U.S. Government zero coupon bonds in order to reduce the impact of large equity market declines.

•

Investing the growth of capital portion of the Fund’s portfolio in (i) Underlying Funds that seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

Allocation of Fund assets between growth of capital and the protection portion is influenced by:

•

The current market prices of the Fund’s investments – as prices decline, the more likely the Fund will invest assets in the protection portfolio.

•

The current level of market volatility – the more volatile the markets, the more likely the Fund will invest assets in the protection portfolio.

•

The current level of interest rates – the lower the interest rates, the more likely the Fund will invest assets in the protection portfolio.

CLS, using its dynamic allocation model process, will allocate some or all of the Fund’s assets back from the protection portfolio to the growth of capital portfolio in three different circumstances. First, CLS has discretion to move a portion of the portfolio back in the equity market based on fundamental and technical factors.  Fundamental factors include an analysis of price/earnings ratio, expected earnings growth and other measures tied to economic influences. Technical factors include an analysis of historical security price movements such as trend analysis, relative strength, volatility and other measures derived from past prices. Second, each quarter between 2% and 5% of the Fund’s portfolio will automatically be reinvested into the equity market.  Third, changes in the equity market level, volatility, and interest rates will cause additional assets to be reinvested in the growth of capital portfolio. CLS projects that the maximum risk level (as measured by return volatility) will be similar to a portfolio invested in a globally diversified equity portfolio composed of 60% large-cap U.S. stocks, 20% small- to mid-cap U.S. stocks and 20% international stocks.

CLS actively manages the growth of capital portion of the Fund’s portfolio by increasing or decreasing the Fund’s investment in particular equity asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS may sell an investment in the growth of capital portion of the Fund’s portfolio if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Investment Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund invests. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

•

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

•

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The risk level of the Fund will vary significantly with moves between the growth of capital and protection portfolios. CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The risk level of the Fund will vary significantly with moves between the growth and protection portfolios.

•

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

•

Portfolio Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.   •

•

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•

U.S. Government Zero Coupon Risk:  When the Fund invests in U.S. government zero coupon bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

•

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2012 was (2.37)%. During the period shown in the bar chart, the highest return for a quarter was 8.84% (quarter ended December 31, 2010) and the lowest return for a quarter was (11.73)% (quarter ended September 30, 2011).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2011)
Average Annual Returns The Shelter Fund		1 Year	Since Inception		Inception Date
The Shelter Fund Class N		(9.89%)	(0.77%)	[1]	Dec. 30, 2009
The Shelter Fund Class N After Taxes on Distributions	[2]	(10.06%)	(0.89%)	[1]
The Shelter Fund Class N After Taxes on Distributions and Sale of Fund Shares	[2]	(6.30%)	(0.67%)	[1]
S&P 500TM Index TR		2.11%	7.84%	[1]
Barclays Capital U.S. 1-3 Year U.S. Treasury		1.55%	1.91%	[1]
[1]	Shelter Fund commenced operation on December 30, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.